Annual Total Returns - FidelityManagedRetirementFunds-Z6ComboPRO - FidelityManagedRetirementFunds-Z6ComboPRO - Fidelity Managed Retirement 2015 Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 01, 2019
Fidelity Advisor Managed Retirement 2015 Fund - Class Z6
Bar Chart Table:
Annual Return 2020	11.10%
Annual Return 2021	5.52%
Annual Return 2022	(13.35%)